Investment Strategy - American Century ETF Trust	Jan. 01, 2026
American Century Core Plus Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in various sectors of the fixed income market holding instruments such as corporate bonds and notes, government securities, securitized credit instruments, and emerging markets debt securities. The fund invests primarily in investment-grade securities, but may invest up to 35% of its portfolio in below investment grade securities. The portfolio managers select securities using a sector rotation approach that integrates proprietary fundamental research and quantitative model inputs, such as economic activity, inflation and monetary policy, and technical analysis of relative value among various sectors. The fund invests in both investment-grade and high-yield debt securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets currencies. The fund may also invest in certain equity securities such as preferred stock, convertible securities (including contingent convertible securities), or equity equivalents provided that such investments are consistent with the fund’s investment objectives. The fund has no average maturity or duration limitations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities. The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns.

American Century Ultrashort Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The portfolio managers select securities using a sector rotation approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. A proprietary macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. The fund’s sector allocation process attempts to identify undervalued sectors of the floating rate debt market using fundamental analysis of current and historical spreads and expected returns. The sector analysis combined with the macroeconomic framework determines the fund’s sector allocations. Next, portfolio managers select individual securities using in-depth fundamental analysis focusing on a security’s management, credit quality metrics, event risk, and capital structure. As the market environment and investment opportunities change, sector exposures shift to those sectors that the process identifies as offering better relative yield and capital appreciation potential. As sector allocations evolve, portfolio managers buy and sell securities to meet those allocations and the fund’s credit quality standards.
The fund invests principally in securitized credit instruments, including collateralized loan obligations, credit risk transfer securities, floating rate commercial mortgage securities, and mortgage- or asset-backed securities. The fund may also invest in bank loans, including loan participations, and other corporate and U.S. government related floating rate debt. The fund’s average duration will be less than one year. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates.
The fund invests in securities that, at the time of purchase, are investment grade. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. The fund may indirectly gain exposure through its investments in CLOs to covenant-lite loans.
The fund may also utilize derivative instruments including futures contracts and credit default swaps either on a single issuer or a securities index. The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.